EXCHANGEABLE NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXCHANGEABLE NOTES
Balance as of beginning	$ 427,112	$ 126,420
Issuance of exchangeable notes	27,883	378,964	$ 125,039
Exchange to Series A redeemable convertible preferred shares (note 14)		(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	4,448	13,162	1,065
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	1,670	33	(132)
Foreign currency translation adjustment	(6,797)	(31,048)	448
Balance as of ending	454,316	427,112	126,420
- Current portion	378,638
- Non-current portion	75,678
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	355,320	126,420
Issuance of exchangeable notes	27,883	307,172	125,039
Exchange to Series A redeemable convertible preferred shares (note 14)		(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	737	13,162	1,065
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	272	33	(132)
Foreign currency translation adjustment	(5,574)	(31,048)	448
Balance as of ending	378,638	355,320	126,420
- Current portion	378,638
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	71,792
Issuance of exchangeable notes		71,792
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	3,711	0	0
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	1,398	0	$ 0
Foreign currency translation adjustment	(1,223)
Balance as of ending	75,678	$ 71,792
- Non-current portion	$ 75,678